Cover	Mar. 06, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment	This Amendment No. 1 is filed for the purpose of disclosing the execution of Equity Purchase Agreement Purchase Agreement and Registration Rights Agreement dated March 6, 2025
Document Period End Date	Mar. 06, 2025
File Number	333-255178
Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
Tax Identification Number	30-1129581
Incorporation State	NV
AddressLine1	732 S 6th St # 4304
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89101
area code	775
telephone number	295-4295
Written communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false